INVESTMENTS - MakeMyTrip (Details) $ / shares in Units, $ in Millions, ¥ in Billions		1 Months Ended
	Dec. 31, 2016 CNY (¥)	Jan. 31, 2016 USD ($) director shares	Jan. 31, 2016 CNY (¥) director shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 30, 2016 $ / shares
Investment transaction disclosures
Closing stock price (in dollars per share) | $ / shares						$ 320.00
MakeMyTrip
Investment transaction disclosures
Purchase of shares, cost of share aggregate		$ 180	¥ 1.2
Bonds converted into Ordinary Shares | shares		9,857,028	9,857,028
Percentage of equity interest		10.00%	10.00%
Number of board seats appointed | director		1	1
Total number of seats | director		10	10
Closing stock price (in dollars per share) | $ / shares				$ 22.20
Fair value of available-for-sale investment				$ 219	¥ 1.5
Unrealized gain recorded in other comprehensive income | ¥	¥ 0.3